Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Deconsolidation of VIDA and ICinit [Abstract]
Schedule of components of acquired goodwill balances
	December 31, 2021	June 30 2022	June 30 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Goodwill from Shenzhen Yidian acquisition	137,060,340	137,060,339	20,422,019
Goodwill from Shenzhen Yitian acquisition	92,990,256	92,990,256	13,855,568
Goodwill from Fe-da Electronics acquisition	33,644,255	35,415,729	5,276,951
Goodwill from Guoyu acquisition	13,283,750	13,283,750	1,979,282
Goodwill	276,978,601	278,750,074	41,533,819

Schedule of changes in the carrying amount of goodwill allocated to reportable segments
	AR advertising services	AR entertainment	Semiconductor business	Total	Total
	RMB	RMB	RMB	RMB	USD
As of December 31, 2020	137,060,340	206,069,104	53,099,316	396,228,760	59,038,168
Add: acquisition of Guoyu	13,283,750	—	—	13,283,750	1,979,282
Less: impairment loss	—	(112,736,917)	(18,457,742)	(131,194,659)	(19,548,032)
Translation difference	—	(341,931)	(997,319)	(1,339,250)	(199,549)
As of December 31, 2021	150,344,090	92,990,256	33,644,255	276,978,601	41,269,869
Translation difference	—	—	1,771,473	1,771,473	263,950
As of June 30, 2022	150,344,090	92,990,256	35,415,728	278,750,074	41,533,819